Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Leases [Text Block]
9. Leases

Lessee arrangements

The Company has operating leases for corporate offices and certain equipment. The Company’s operating leases have remaining lease terms ranging from one to three years, some of which include options to extend the leases for up to five years.

The components of lease expense from continuing operations are as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Operating lease cost	$760	$1,019
Short-term lease cost	79	25
Total lease cost	$839	$1,044

Supplemental cash flow information related to leases for continuing operations is as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$762	$1,019
Right-of-use-assets obtained in exchange for lease obligations:
Operating leases	$2,055	N/A
_______________
N/A    Not applicable

The following table presents the lease balances relating to continuing operations within the Consolidated Balance Sheet, weighted-average remaining lease term, and weighted-average discount rates related to the Company’s operating leases (in thousands):

Operating Leases	Classification	December 31, 2019

Operating lease ROU assets	Other assets	$1,359

Operating lease liabilities, current	Accrued liabilities	$760
Operating lease liabilities, long-term	Other long-term liabilities	634
Total operating lease liabilities	Total operating lease liabilities	$1,394

Weighted-average remaining lease term		1.9 years
Weighted-average discount rate		6.5%

_______________
Operating leases above exclude right of use assets and liabilities of $0.3 million classified as held for sale.

Maturities of operating lease liabilities as of December 31, 2019 are as follows (in thousands):

Fiscal Year	Amount

2020	$799
2021	567
2022	90
2023	—
2024	—
Thereafter	—
Total operating lease payments	1,456
Less: imputed interest	62
Total operating lease liabilities	$1,394

Future minimum operating lease payments as of December 31, 2018 were as follows (in thousands):

Fiscal Year	Amount

2019	$1,140
2020	1,003
2021	559
2022	—
2023	—
Thereafter	—
Total	$2,702

As of December 31, 2019, the Company had no additional significant operating or finance leases that had not yet commenced.

Lessor arrangements

The Company has operating and sales-type leases for medical device equipment generated from its medical devices segment. The Company’s leases have remaining lease terms of less than one year to five years, some of which include options to extend the leases on a month-to-month basis if the customer does not notify the Company of the intention to return the equipment at the end of the lease term. The Company typically does not offer options to terminate the leases before the end of the lease term.

The components of lease income are as follows:

		Year Ended December 31,
(in thousands)	Classification	2019	2018

Sales-type lease selling price	Product revenue, net	$542	$746
Cost of underlying asset		(109)	(344)
Operating profit		$433	$402

Interest income on the lease receivable	Interest and other income, net	$53	$51

Initial direct costs incurred	Operating expense	$(35)	$(41)

Operating lease income	Product revenue, net	$5,180	$7,264

Net investment in sales-type leases are as follows:

(in thousands)	Classification	December 31, 2019	December 31, 2018

Lease payment receivable, current	Accounts receivable, net and Notes receivable, current	$502	$472
Lease payment receivable, long-term	Notes receivable, long-term and Other assets	827	753
Total lease payment receivable		$1,329	$1,225

Equipment under lease is stated at cost less accumulated depreciation and is classified as Property and equipment, net on the Consolidated Balance Sheets. Depreciation is computed using the straight-line method over an estimated useful life of the greater of the lease term or five years to ten years. Equipment under lease is as follows:

(in thousands)	December 31, 2019	December 31, 2018

Equipment under lease	$6,652	$6,529
Less accumulated depreciation	(5,231)	(3,665)
Equipment under lease, net	$1,421	$2,864

Depreciation expense on equipment under lease amounted to $2.1 million, $2.7 million and $1.6 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Maturities of sales-type lease receivables as of December 31, 2019 are as follows (in thousands):

Fiscal Year	Amount

2020	$538
2021	396
2022	350
2023	126
2024	—
Thereafter	—
Total undiscounted cash flows	1,410
Present value of lease payments (recognized as lease receivables)	1,329
Difference between undiscounted and discounted cash flows	$81

Maturities of operating lease receivables as of December 31, 2019 are as follows (in thousands):

Fiscal Year	Amount

2020	$2,287
2021	1,218
2022	426
2023	81
2024	—
Thereafter	—
Total undiscounted cash flows	$4,012